Note 11 - Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	Thousands of Yen
	2017	2018
Long-term installment payable at various dates through calendar 2024; interest payable at fixed rates; the weighted-average rates were 0.438% and 0.488% at March 31, 2017 and 2018, respectively.	¥8,500,000	¥15,500,000

Less current portion	-	-

Long-term borrowings, less current portion	¥8,500,000	¥15,500,000

Schedule of Maturities of Long-term Debt [Table Text Block]
Thousands of Yen
Year ending March 31:
2020	¥1,500,000
2021	1,830,000
2022	5,170,000
2023	1,500,000
2024	2,000,000
2025	3,500,000
Total	¥15,500,000